Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Abstract]
Disclosure of detailed information about accumulated other comprehensive income
The following table represents accumulated other comprehensive income as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Pension adjustments, net of tax	$(1,867)	$(2,029)	$(1,432)
Foreign currency translation adjustments	(8,821)	1,219	—
Total	$(10,688)	$(810)	$(1,432)